Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The Consolidated Financial Statements include the Consolidated Balance Sheet, Consolidated Statements of Operations and Comprehensive Income (Loss), Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit) and Consolidated Statements of Cash Flows of the Company and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) from records maintained by the Company.

These unaudited condensed consolidated financial statements (“condensed consolidated financial statements”) are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The condensed consolidated financial statements reflect all adjustments which are, in the opinion of management, necessary to present fairly the results of operations for the interim periods presented. Actual results could differ from those estimates under different assumptions or conditions and the differences may be material to the condensed consolidated financial statements.

The accounting policies used in the preparation of these Condensed Consolidated Financial Statements are the same as those disclosed in the audited Consolidated Financial Statements for the year ended December 31, 2022, included in the Form 10-K/A, except as described below. Our annual reporting period is the calendar year. The results of operations for the nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for the full year

Certain monetary amounts, percentages, and other figures included elsewhere in these financial statements have been subject to rounding adjustments. Accordingly, figures shown as totals in certain tables may not be the arithmetic aggregation of the figures that precede them, and figures expressed as percentages in the text may not total 100% or, as applicable, when aggregated may not be the arithmetic aggregation of the percentages that precede them.

Basis of Presentation

The Consolidated Financial Statements include the Consolidated Balance Sheet, Consolidated Statements of Operations and Comprehensive Income (Loss), Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit) and Consolidated Statements of Cash Flows of the Company and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) from records maintained by the Company.

Certain monetary amounts, percentages, and other figures included elsewhere in these financial statements have been subject to rounding adjustments. Accordingly, figures shown as totals in certain tables may not be the arithmetic aggregation of the figures that precede them, and figures expressed as percentages in the text may not total 100% or, as applicable, when aggregated may not be the arithmetic aggregation of the percentages that precede them.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the periods presented. Significant items subject to such estimates include, but are not limited to, the assumptions utilized in the valuation of the assets acquired and liabilities assumed, determine a business combination or asset acquisition, useful life of property and equipment, impairment of long-lived assets and recovery of capitalized cost. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustment when facts and circumstance dictate. These estimates are based on information available as of the date of financial statements; therefore, actual results could differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the periods presented. Significant items subject to such estimates include, but are not limited to, the assumptions utilized in the valuation of the assets acquired and liabilities assumed, determine a business combination or asset acquisition , useful life of property and equipment, impairment of long-lived assets and recovery of capitalized cost. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustment when facts and circumstance dictate. These estimates are based on information available as of the date of financial statements; therefore, actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash and highly liquid investments with original maturities of three months or less to be cash and cash equivalents. The Company maintains cash and cash equivalents with major financial institutions, the largest concentration in JP Morgan in the U.S, Ireland and Italy and with ING in Poland and the Netherlands. The Company may at times exceed federally insured limits or statutorily insured limits in a foreign jurisdiction. The Company periodically assesses the financial condition and due to the size and stability of the institutions believes the risk of loss to be remote.

Cash and Cash Equivalents

The Company considers cash and highly liquid investments with original maturities of three months or less to be cash and cash equivalents. The Company maintains cash and cash equivalents with major financial institutions, the largest concentration in JP Morgan in the U.S, Ireland and Italy and with ING in Poland and the Netherlands. The Company may at times exceed federally insured limits or statutorily insured limits in a foreign jurisdiction. The Company periodically assesses the financial condition and due to the size and stability of the institutions believes the risk of loss to be remote.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures its financial instruments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy are described below:

Level 1 – Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 – Pricing inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date. Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3 – Pricing inputs that are unobservable. Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques, and at least one significant model assumption or input is unobservable.

The Company holds various financial instruments that are not required to be measured at fair value. For cash and cash equivalents, restricted cash, accounts receivable, various debt instruments, prepayments and other current assets, accounts payable, accrued liabilities and other current liabilities, the carrying value approximated their fair values due to the short-term maturity of these instruments.

Fair Value of Financial Instruments

The Company measures its financial instruments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy are described below:

Level 1 – Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 – Pricing inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date. Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3 – Pricing inputs that are unobservable. Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques, and at least one significant model assumption or input is unobservable.

The Company holds various financial instruments that are not required to be measured at fair value. For cash and cash equivalents, restricted cash, accounts receivable, various debt instruments, prepayments and other current assets, accounts payable, accrued liabilities and other current liabilities, the carrying value approximated their fair values due to the short-term maturity of these instruments.

Common Stock Subject to Possible Redemption	Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. On May 25, 2023, holders of Class A common stock properly elected to redeem an aggregate of 14,852,437 shares of Class A common stock at a redemption price of $10.38 per share, for an aggregate redemption amount of $154,152,327. Accordingly, at September 30, 2023, and December 31, 2022, 8,147,563 and 23,000,000 shares of Class A common stock subject to possible redemption are presented, at redemption value equal to the amount held in the Trust Account, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheet, respectively.

The Class A common stock subject to possible redemption are subject to the subsequent measurement guidance in ASC 480-10-S99. Under such guidance, the Company must subsequently measure the shares to their redemption amount because, as a result of the allocation of net proceeds to transaction costs, the initial carrying amount of the common stock is less than $10.00 per share. In accordance with the guidance, the Company has elected to measure the common stock subject to possible redemption to their redemption amount (i.e., $10.10 per share) immediately as if the end of the first reporting period after the Initial Public Offering, February 28, 2022, was the redemption date. Such changes are reflected in additional paid-in capital, or in the absence of additional paid-in capital, in accumulated deficit.

The Class A common stock subject to possible redemption is reflected on the balance sheet as of September 30, 2023 as follows:

Gross proceeds from initial public offering	$230,000,000
Less:
Fair value allocated to public warrants	(4,390,700)
Fair value allocated to rights	(15,741,200)
Offering costs allocated to Class A common stock subject to possible redemption	(17,038,513)
Plus:
Re-measurement on Class A common stock subject to possible redemption	42,756,441
Class A common stock subject to possible redemption, December 31, 2022	235,586,028
Re-measurement on Class A common stock subject to possible redemption	2,409,648
Class A common stock subject to possible redemption, March 31, 2023	237,995,676
Redemption of Class A common stock	(154,152,327)
Re-measurement on Class A common stock subject to possible redemption	1,097,561
Class A common stock subject to possible redemption, June 30, 2023	84,940,910
Re-measurement on Class A common stock subject to possible redemption	1,097,181
Class A common stock subject to possible redemption, September 30, 2023	$86,038,091

The proceeds of the Initial Public Offering were allocated to the Class A common stock and the Public Warrants and Rights based on their relative fair values. The Company recognizes changes in redemption value of Class A common stock subject to possible redemption immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional capital, in accumulated deficit.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense for equity instruments issued to employees and non-employees is measured based on the grant-date fair value of the awards. The fair value of each stock unit is determined based on the valuation of the Company’s stock on the date of grant. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton stock option pricing valuation model. The Company uses the simplified method for calculating the expected term of their options. The Company recognizes compensation costs using the straight-line method for equity compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. The Company accounts for forfeitures of awards in the period they occur.

Use of the Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including (1) the expected terms of the option, (2) the expected volatility of the price of the Company’s ordinary shares, and (3) the expected dividend yield of our ordinary shares. The assumptions used in the option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgments. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future. Additional inputs to the Black-Scholes-Merton option-pricing model include the risk-free interest rate and the fair value of the Company’s ordinary shares. The Company determines the risk-free interest rate by using the U.S. Treasury Rates of the same period as the expected term of the stock-option.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense for equity instruments issued to employees and non-employees is measured based on the grant-date fair value of the awards. The fair value of each stock unit is determined based on the valuation of the Company’s stock on the date of grant. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton stock option pricing valuation model. The Company uses the simplified method for calculating the expected term of their options. The Company recognizes compensation costs using the straight-line method for equity compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. The Company accounts for forfeitures of awards in the period they occur.

Use of the Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including (1) the expected terms of the option, (2) the expected volatility of the price of the Company’s common stock, and (3) the expected dividend yield of our common stock. The assumptions used in the option-pricing model represents management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgments. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future. Additional inputs to the Black-Scholes-Merton option-pricing model include the risk-free interest rate and the fair value of the Company’s common stock. The Company determines the risk-free interest rate by using the U.S. Treasury Rates of the same period as the expected term of the stock-option.

Net Loss Per Share

Net Loss Per Share

Net loss per share is computed pursuant to ASC 260, Earnings per Share. Basic net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of ordinary shares outstanding for the period plus the number of ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method or if-converted method, as applicable. Potentially dilutive shares related to stock options, warrants, and convertible notes were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect due to losses in each period. The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:

	September 30,	September 30,
	2023	2022

	(in thousands)
Stock options	40,000	-
Warrants	43,500	538,146
Total	83,500	538,146

Net Loss Per Share

Net loss per share is computed pursuant to ASC 260, Earnings per Share. Basic net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding for the period plus the number of ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method or if-converted method, as applicable. Potentially dilutive shares related to stock options, warrants, and convertible notes were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect due to losses in each period. The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:

	Year Ended December 31,
	2022	2021
Stock options granted and shares outstanding	26,365,738	26,335,738
Warrants	220,182	817,704
Total	26,585,920	27,153,442

Income Taxes

Income Taxes

Deferred taxes are determined using the asset and liability method; whereby, deferred tax assets are recognized for deductible temporary differences, operating loss and tax credit carry forwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between the positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing-authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

As a result of the Tax Cuts and Jobs Act (TCJA) of 2017, the Company analyzed if a liability needed to be recorded for the deemed repatriation of undistributed earnings. It was determined that there is no outstanding liability associated with this based on overall negative undistributed earnings (accumulated deficit) in the consolidated foreign group. An additional provision of the TCJA is the implementation of the Global Intangible-Low Taxed Income Tax, or “GILTI.” The Company has elected to account for the impact of GILTI in the period in which the tax actually applies to the Company. During the fiscal years 2022 and 2021, the Company had overall net foreign losses and thus, there was no impact on the US taxable income calculations.

The Company is an inverted Company and treated as a US entity for all US income tax purposes. As a result, the Company will be obligated to comply with all U.S. income tax obligations applicable to domestic entities. Accordingly, the income tax provision has been prepared consistent with that of a U.S. entity.

Income Taxes

Deferred taxes are determined using the asset and liability method; whereby, deferred tax assets are recognized for deductible temporary differences, operating loss and tax credit carry forwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between the positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing-authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

As a result of the Tax Cuts and Jobs Act (TCJA) of 2017, the Company analyzed if a liability needed to be recorded for the deemed repatriation of undistributed earnings. It was determined that there is no outstanding liability associated with this based on overall negative undistributed earnings (accumulated deficit) in the consolidated foreign group. An additional provision of the TCJA is the implementation of the Global Intangible-Low Taxed Income Tax, or “GILTI.” The Company has elected to account for the impact of GILTI in the period in which the tax actually applies to the Company. During fiscal years 2022 and 2021, the Company had overall net foreign losses and thus, there was no impact on the US taxable income calculations.

The Company is an inverted Company and treated as a US entity for all US income tax purposes. As a result, the Company will be obligated to comply with all U.S. income tax obligations applicable to domestic entities. Accordingly, the income tax provision has been prepared consistent with that of a U.S. entity.

Concentration of Credit Risk

Concentration of Credit Risk

At times, the Company maintains cash balances in financial institutions which may exceed federally insured limits. The Company maintains cash balances in all countries in which it operates and in Ireland where the Company is headquartered. Government coverage for the Company’s cash balances are as follows:

●	European Union - $105,841 (€100,000) per account is covered for operations in Romania, Poland, Italy, the Netherlands and the Company’s headquarters in Ireland.
●	United States - $250,000

The Company has 8 cash accounts across the European countries and a net of $6.5 million above government insurance amounts. The Company has not experienced any losses relating to such accounts and believes it is not exposed to significant credit risk on its cash and cash equivalents or restricted cash.

Concentration of Credit Risk

At times, the Company maintains cash balances in financial institutions which may exceed federally insured limits. The Company has not experienced any losses relating to such accounts and believes it is not exposed to significant credit risk on its cash and cash equivalents or restricted cash.

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In June 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments-Credit losses (Topic 326), subsequently amended by ASU 2020-2. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments held at amortized cost. The update will replace the current incurred loss model with an expected loss model. Under the incurred loss model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (that is has been “incurred”). Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. The incurred loss model considers past events and conditions, while the expected loss model includes expectations for the future which have yet to occur. ASU 2018-19 was issued in November 2018 and excludes operating leases from the new guidance. The standard will require entities to record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. For public business entities that meet the definition of a U.S. Securities and Exchange (SEC) filer, the update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an Emerging Growth Company, the standard is effective for the Company’s annual reporting period and interim periods beginning first quarter of 2023. The Company has adopted this standard as of January 1, 2023 and the adoption did not have a material impact on the consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815040). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of EPS guidance. For public business entities that meet the definition of a SEC filer, excluding entities eligible to be a smaller reporting company as defined by the SEC, the guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company has adopted this standard as of January 1, 2023 and the adoption did not have a material impact on the condensed consolidated financial statements.

Recent Accounting Pronouncements Not Adopted

In June 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments-Credit losses (Topic 326), subsequently amended by ASU 2020-2. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments held at amortized cost. The update will replace the current incurred loss model with an expected loss model. Under the incurred loss model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (that is has been “incurred”). Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. The incurred loss model considers past events and conditions, while the expected loss model includes expectations for the future which have yet to occur. ASU 2018-19 was issued in November 2018 and excludes operating leases from the new guidance. The standard will require entities to record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. For public business entities that meet the definition of a U.S. Securities and Exchange (SEC) filer, the update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an Emerging Growth Company, the standard is effective for the Company’s annual reporting period and interim periods beginning first quarter of 2023. The standard is not expected to have a material impact on the Company’s financial statements and associated disclosures.

In August 2020, the FASB issued Accounting Standards Update 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815040). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of EPS guidance. For public business entities that meet the definition of a SEC filer, excluding entities eligible to be a smaller reporting company as defined by the SEC, the guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the effect that the adoption of ASU 2020-06 will have on its consolidated financial statement.

In October 2021, the FASB issued Accounting Standards Update 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The ASU requires companies to apply ASC 606 to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination. The guidance generally will result in companies recognizing contract assets and contract liabilities at amounts consistent with those recorded by the acquiree immediately before the acquisition date. The guidance also clarifies that companies should apply the definition of a performance obligation in ASC 606 when recognizing contract liabilities assumed in a business combination. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods withing those fiscal years. For all other entities, the guidance is effective for fiscal years beginning after 15 December 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the effect the adoption of ASU 2021-08 will have on its consolidated financial statements.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements as of September 30, 2023 and 2022 and for the periods then ended include the financial statements of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate. Ownership interests in subsidiaries represented by other parties are presented in the consolidated financial statements as activities and balances attributable to non-controlling interest.

Basis of Consolidation

The consolidated financial statements as of December 31, 2022 and 2021 and for the years then ended include the financial statements of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate. Ownership interests in subsidiaries represented by other parties are presented in the consolidated financial statements as activities and balances attributable to non-controlling interest.

Segments	egments

The Company has one operating segment, and the decision-making group is the senior executive management team. The Company manages the segment by focusing on revenue and cost of revenue by country.

Segments

The Company has one operating segment, and the decision-making group is the senior executive management team. The Company manages the segment by focusing on revenue and cost of revenue by country.

Restricted Cash

Restricted Cash

Restricted cash relates to balances that are in the bank accounts for specific defined purposes and cannot be used for any other undefined purposes. Restricted cash is primarily restricted stemming from requirements under the Green Bond terms. The balance has a debt service reserve account, per the requirements from the Bond Trustee, that issues quarterly coupons to the Bond holders. There is an account that has the residual balance of bond tap that must be used for permitted acquisitions as per Green Bond terms. The balance also has an account for a bank guarantee in Italy that hold escrow balances.

Restricted Cash

Restricted cash relates to balances that are in the bank accounts for specific defined purposes and cannot be used for any other undefined purposes. Restricted cash is primarily restricted stemming from requirements under the Green Bond terms. The balance has a debt service reserve account, per the requirements from the Bond Trustee, that issues quarterly coupons to the Bond holders. There is an account that has the residual balance of bond tap that must be used for permitted acquisitions as per Green Bond terms. The balance also has an account for a bank guarantee in place for Poland and one acquisition related accounts in Italy and Romania that hold escrow balances.

Accounts Receivable

Accounts Receivable

Accounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within that period. Accounts receivables are presented net of allowance for doubtful accounts. The Company establishes an allowance for doubtful customer accounts, through a review of historical losses, customer balances, and industry economic conditions. The Company extends credit based on an evaluation of customers’ financial condition and determines any additional collateral requirements. Exposure to losses on receivables is principally dependent on each customer’s financial condition. The Company considers invoices past due when they are outstanding longer than the stated term. The Company monitors its exposure to credit losses and maintains allowances for anticipated losses. Management considers the carrying value of accounts receivable to be fully collectible. If amounts become uncollectible, they are charged to operations in the period in which that determination is made. At September 30, 2023 and 2022, there was no allowance for doubtful accounts recorded.

Accounts Receivable

Accounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within that period. Accounts receivables are presented net of allowance for doubtful accounts. The Company establishes an allowance for doubtful customer accounts, if required, through a review of historical losses, specific customer balances, and industry economic conditions. Customer accounts are charged off against the allowance for doubtful accounts when management determines that the likelihood of eventual collection is remote. The Company extends credit based on an evaluation of customers’ financial condition and determines any additional collateral requirements. Exposure to losses on receivables is principally dependent on each customer’s financial condition. The Company considers invoices past due when they are outstanding longer than the stated term. Additionally, the Company monitors its exposure to credit losses and maintains allowances for anticipated losses. Management considers the carrying value of accounts receivable to be fully collectible. If amounts become uncollectible, they are charged to operations in the period in which that determination is made. At December 31, 2022 and 2021, there was no allowance for doubtful accounts recorded.

Economic Concentrations

Economic Concentrations

The Company and its subsidiaries own and operate solar generating facilities installed on buildings and land located across Europe. Future operations could be affected by changes in the economy, other conditions in those geographic areas or by changes in the demand for renewable energy.

Economic Concentrations

The Company and its subsidiaries own and operate solar generating facilities installed on buildings and land located across Europe. Future operations could be affected by changes in the economy, other conditions in those geographic areas or by changes in the demand for renewable energy.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use. Depreciation is computed on a straight-line basis over the estimated useful lives. The useful lives per asset class are as follows:

●	Solar Energy Facilities carry a useful life of the lesser of 35 years from the original placed in-service date or the lease term of the land on which they are built.
●	Leasehold improvements are amortized over the shorter of the lease term or their estimated useful file.
●	Furniture and fixtures carry a useful life of 7 years.
●	Software and computer equipment carry a useful life of 7 years.

Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. Expenditures for maintenance and repairs, which do not materially extend the useful lives of assets, are charged to expense as incurred. Upon retirement, sale or other disposition of equipment, the cost and accumulated depreciation are removed from the respective accounts and a gain or loss, if any, is recognized in income/(loss) from operations in the Consolidated Statements of Operations and Comprehensive Income/(Loss) during the year of disposal. When the Company abandons the anticipated construction of a new solar energy facility during the development phase, costs previously capitalized to development in progress are written off at the parent company.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use. Depreciation is computed on a straight-line basis over the estimated useful lives. The useful lives per asset class are as follows:

●	Solar Energy Facilities carry a useful life of the lesser of 35 years from the original placed in service date or the lease term of the land on which they are built.
●	Leasehold improvements are amortized over the shorter of the lease term or their estimated useful file.
●	Furniture and fixtures carry a useful life of 7 years.
●	Software and computer equipment carry a useful life of 7 years.

Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. Expenditures for maintenance and repairs, which do not materially extend the useful lives of assets, are charged to expense as incurred. Upon retirement, sale or other disposition of equipment, the cost and accumulated depreciation are removed from the respective accounts and a gain or loss, if any, is recognized in income/(loss) from operations in the Consolidated Statements of Operations and Comprehensive Income/(Loss) during the year of disposal. When the Company abandons the anticipated construction of a new solar energy facility during the development phase, costs previously capitalized to development in progress are written off at the parent company.

Goodwill

Goodwill

The Company reports goodwill that has been recorded in connection with the acquisition of businesses. Goodwill is not amortized, but instead is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Goodwill is tested annually for impairment at the individual reporting unit level in the fourth quarter, or earlier upon the occurrence of certain events or substantive changes in circumstances. In assessing goodwill for impairment, the Company may elect to use a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the fair value of the Company’s reporting units are less than their carrying amounts. If the Company determines that it is more likely than not that the fair value of its reporting units is less than their carrying amounts, no additional assessment is required, and no impairment is recognized. If the Company concludes an impairment is probable or elects not to perform the qualitative assessment, a quantitative impairment test is performed. If it is determined that an impairment has occurred, the Company adjusts the carrying value of goodwill and charges the impairment as an operating expense in the period the determination is made. The Company did not recognize any impairment of goodwill for the periods presented. Although the Company believes that goodwill is appropriately stated in the consolidated financial statements, changes in strategy or market conditions could significantly impact these judgments and require an adjustment to the recorded balance.

Goodwill

The Company reports goodwill that has been recorded in connection with the acquisition of businesses. Goodwill is not amortized, but instead is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Goodwill is tested annually for impairment at the individual reporting unit level on October 1, or earlier upon the occurrence of certain events or substantive changes in circumstances. In assessing goodwill for impairment, the Company may elect to use a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the fair value of the Company’s reporting units are less than their carrying amounts. If the Company determines that it is more likely than not that the fair value of its reporting units is less than their carrying amounts, no additional assessment is required, and no impairment is recognized. If the Company concludes an impairment is probable or elect not to perform the qualitative assessment, a quantitative impairment test is performed. If it is determined that an impairment has occurred, the Company adjusts the carrying value of goodwill and charges the impairment as an operating expense in the period the determination is made. The Company did not recognize any impairment of goodwill for the periods presented. Although the Company believes that goodwill is appropriately stated in the consolidated financial statements, changes in strategy or market conditions could significantly impact these judgments and require an adjustment to the recorded balance.

Impairment of Solar Energy Facilities

Impairment of Solar Energy Facilities

The Company reviews its investments in property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is evaluated at the asset group level, which is determined based upon the lowest level of separately identifiable cash flows. When evaluating for impairment, if the estimated undiscounted cash flows from the use of the asset group are less than the asset group’s carrying amount, then the asset group is deemed to be impaired and is written down to its fair value. Fair value is determined by net realizable value of the assets using ASC 820. The amount of the impairment loss is equal to the excess of the asset group’s carrying value over its estimated fair value. During the period ended September 30, 2022 the Company recorded an impairment loss of $79 thousand in the Consolidated Statement of Operations and Comprehensive Income/(Loss) related to the 2021 write down for $4.2 million of certain assets that were held in construction in progress for which the Company no longer intended to complete and certain solar park assets for which there was a change in the Company future intended use. This impairment loss is included in Other Expense on the Consolidated Statement of Operations and Comprehensive Income/(Loss).

There were no impairment losses for the three months and nine months ended September 30, 2023.

Impairment of Solar Energy Facilities

The Company reviews its investments in property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is evaluated at the asset group level, which is determined based upon the lowest level of separately identifiable cash flows. When evaluating for impairment, if the estimated undiscounted cash flows from the use of the asset group are less than the asset group’s carrying amount, then the asset group is deemed to be impaired and is written down to its fair value. Fair value is determined by net realizable value of the assets using ASC 820. The amount of the impairment loss is equal to the excess of the asset group’s carrying value over its estimated fair value. During the year ended December 31, 2022 the Company recorded an impairment loss of $79 thousand in the Consolidated Statement of Operations and Comprehensive Income/(Loss) related to the 2021 write down for

$4.2 million of certain assets that were held in construction in progress for which the Company no longer intended to complete and certain solar park assets for which there was a change in the Company future intended use. This impairment loss is included in Other Expense on the Consolidated Statement of Operations and Comprehensive Income/(Loss)

Deferred Financing Costs and Debt Discount Amortization

Deferred Financing Costs and Debt Discount Amortization

The Company incurs expenses related to debt arrangements. These deferred financing costs and debt discount costs are capitalized and amortized over the term of the related debt or revolving credit facilities and netted against the related debt.

Deferred Financing Costs and Debt Discount Amortization

The Company incurs expenses related to debt arrangements. These deferred financing costs and debt discount costs are capitalized and amortized over the term of the related debt or revolving credit facilities and netted against the related debt.

Asset Retirement Obligations

Asset Retirement Obligations

In connection with the acquisition or development of solar energy facilities, the Company may have the legal requirement to remove long-lived assets constructed on leased property and to restore the leased property to its condition prior to the construction of the long-lived assets. This legal requirement is referred to as an asset retirement obligation (ARO). If the Company determines that an ARO is required for a specific solar energy facility, the Company records the present value of the estimated future liability when the solar energy facility is placed in service as an ARO liability. The discount rate used to estimate the present value of the expected future cash flows for the period ended September 30, 2023 and 2022 was 7.1% . The Company accretes the ARO liability to its future value over the solar energy facility’s useful life and records the related interest expense to amortization expense on the consolidated statement of operations. Solar facilities that require AROs are recorded as part of the carrying value of property and depreciated over the solar energy facility’s useful life.

Asset Retirement Obligations

In connection with the acquisition or development of solar energy facilities, the Company may have the legal requirement to remove long-lived assets constructed on leased property and to restore the leased property to its condition prior to the construction of the long-lived assets. This legal requirement is referred to as an asset retirement obligation (ARO). If the Company determines that an ARO is required for a specific solar energy facility, the Company records the present value of the estimated future liability when the solar energy facility is placed in service as an ARO liability. The discount rate used to estimate the present value of the expected future cash flows for the year ended December 31, 2022 and 2021 was 7.1 % and 6% respectively. The Company accretes the ARO liability to its future value over the solar energy facility’s useful life and records the related interest expense to amortization expense on the consolidated statement of operations. Solar facilities that require AROs are recorded as part of the carrying value of property and depreciated over the solar energy facility’s useful life.

Leases

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Company adopted the new standard on January 1, 2022 and used the effective date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022. The new standard provides a number of optional practical expedients in transition. We elected the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs.

The Company adopted ASC 842 as of January 1, 2022. Lease assets and liabilities are recognized based on the present value of the future lease payments over the lease term at the lease commencement date and are presented on the consolidated statements of financial condition. The Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. For additional information, see Note 14 - Leases.

Operating lease expense attributable to site leases is reported within cost of revenues in the Company’s Statement of Operations and Comprehensive Income/ (Loss); whereas lease expense attributable to all other operating leases is reported within selling, general, and administrative expense in the Company’s Statement of Operations and Comprehensive Income/ (Loss).

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Company adopted the new standard on January 1, 2022 and used the effective date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022. The new standard provides a number of optional practical expedients in transition. We elected the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs.

The Company adopted ASC 842 as of January 1, 2022. Lease assets and liabilities are recognized based on the present value of the future lease payments over the lease term at the lease commencement date and are presented, on the consolidated statements of financial condition. The Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. For additional information, see Note 14 - Leases.

Operating lease expense attributable to site leases is reported within cost of revenues in the Company’s Statement of Operations and Comprehensive Income/ (Loss); whereas lease expense attributable to all other operating leases is reported within selling, general, and administrative expense in the Company’s Statement of Operations and Comprehensive Income/ (Loss).

Revenue Recognition

Revenue Recognition

The Company follows the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying revenue recognition under ASC 606 is that revenue should be recognized as goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. ASC 606 defines a five-step process to achieve this core principle. ASC 606 also mandates additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments, and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.

The Company derives revenues through its subsidiaries from the sale of electricity and the sale of solar renewable energy credits (RECs) in Romania and guarantees of origin certificates (GoOs) in Poland. The Company receives Green Certificates based on the amount of energy produced in Romania. Energy generation revenue and solar renewable energy credits revenue are recognized as electricity generated by the Company’s solar energy facilities is delivered to the grid, at which time all performance obligations have been delivered. Revenues are based on actual output and contractual sale prices set forth its customer contracts.

The Company’s current portfolio of renewable energy facilities is generally contracted under long-term Country Renewable Programs (FIT programs) or Energy Offtake Agreements (PPAs/VPPAs) with creditworthy counterparties. Pricing of the electricity sold under these FITs and PPAs is generally fixed for the duration of the contract, although some of its PPAs have price escalators based on an index (such as the consumer price index) or other rates specified in the applicable PPA.

One solar park in the Netherlands receives pre-payments calculated at the beginning of the year and based on the previous years’ production (MWhs produced) multiplied by a calculated average price per MWh for the year and divided by twelve. The Company books revenue monthly by multiplying actual production per the Company’s meters by the average price provided by the Offtaker at the beginning of the year to estimate revenue for the month. There is a true-up performed in June of the following year using actual power produced for the previous year multiplied by the average EPEX price (average actual market price per KWh for the year) less the prepayment for the year. If the true-up calculation is positive, The Offtaker settles with a payment to the Company. If the true-up is negative, the Company settles with a payment to Offtaker.

Revenue Recognition

The Company follows the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying revenue recognition under ASC 606 is that revenue should be recognized as goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. ASC 606 defines a five-step process to achieve this core principle. ASC 606 also mandates additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments, and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.

The Company derives revenues through its subsidiaries from the sale of electricity and the sale of solar renewable energy credits (RECs) in Romania and guarantees of origin certificates (GoOs) in Poland. The Company receives Green Certificates based on the amount of energy produced in Romania. Energy generation revenue and solar renewable energy credits revenue are recognized as electricity generated by the Company’s solar energy facilities is delivered to the grid, at which time all performance obligations have been delivered. Revenues are based on actual output and contractual sale prices set forth its customer contracts.

The Company’s current portfolio of renewable energy facilities is generally contracted under long-term Country Renewable Programs (FIT programs) or Energy Offtake Agreements (PPAs/VPPAs) with creditworthy counterparties. Pricing of the electricity sold under these FITs and PPAs is generally fixed for the duration of the contract, although some of its PPAs have price escalators based on an index (such as the consumer price index) or other rates specified in the applicable PPA.

Disaggregated Revenues

Disaggregated Revenues

The following table shows the Company’s revenues disaggregated by country and contract type:

	Three Months Ended September 30		Nine Months Ended September 30
	2023	2022	2023	2022
Revenue by Country
Italy	1,228	1,018	2,924	2,847
Romania	5,161	4,216	13,271	14,061
Germany	8	44	22	142
Netherlands	1,096	1,673	4,378	3,759
Poland	2,952	5,411	7,121	9,659
United States	33	10	83	15
Total	10,478	12,372	27,799	30,483
	Three Months Ended September 30		Nine Months Ended September 30
	2023	2022	2023	2022
Revenue by Offtake Type
Country Renewable Programs	3,690	9,184	8,812	16,550
Green Certificates	3,212	1,155	8,170	6,970
Energy Offtake Agreements	3,572	2,020	10,355	6,808
Other Revenue	4	13	462	155
Total	10,478	12,372	27,799	30,483

Three customers represented 69% of revenues during the period ended September 30, 2023 compared to four customers that represented 71% for the period ended September 30, 2022. The revenues from these customers accounted for $18.4 million of revenue and $20.8 million for the periods ended September 30, 2023 and 2022 respectively.

One customer represented 63% of the Company’s accounts receivable for the period ended September 30, 2023. Two customers accounted for 74% of accounts receivable for the period ended September 30, 2022.

Disaggregated Revenues

The following table shows the Company’s revenues disaggregated by country and contract type:

	Year Ended December 31,
Revenue, by Country (in thousands)	2022	2021
	(in thousands)
Italy	$3,354	$3,665
Romania	13,710	13,964
Germany	201	187
Netherlands	4,528	1,340
Poland	10,709	2,237
United States	24	—
Total	$32,526	$21,393
	Year Ended December 31,
Revenue, by Offtake Type (in thousands)	2022	2021
	(in thousands)
Country Renewable Programs	$5,016	$4,133
Green Certificates	9,452	8,427
Energy Offtake Agreements	17,888	8,833
Other Revenue	170	—
Total	$32,526	$21,393

One customer represented 30% of revenues during the years ended December 31, 2022 and 2021. The revenues from this customer were $9.6 million and $6.4 million during the years ended December 31, 2022 and 2021 respectively. The company did not have any customers who represented more than 10% of accounts receivable as of December 31, 2022 and 2021.

Unbilled Energy Incentives Earned

Unbilled Energy Incentives Earned

The Company derives revenues from the sale of green certificates for the Romania projects. The green certificates revenues are recognized in the month they are generated by the solar project and registered with the local authority. The Company considers them unbilled at the end of the period if they have not been invoiced to a third-party customer.

Unbilled Energy Incentives Earned

The Company derives revenues from the sale of green certificates for the Romania projects. The green certificates revenues are recognized in the month they are generated by the solar project and registered with the local authority. The Company considers them unbilled at the end of the period if they have not been invoiced to a third party customer.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily consists of operations and maintenance expense, insurance premiums, property taxes and other miscellaneous costs associated with the operations of solar energy facilities. Costs are charged to expense as incurred.

Cost of Revenue

Cost of revenue primarily consists of operations and maintenance expense, insurance premiums, property taxes and other miscellaneous costs associated with the operations of solar energy facilities. Costs are charged to expense as incurred.

Taxes Recoverable and Payable

Taxes Recoverable and Payable

The Company records taxes recoverable when there has been an overpayment of taxes due to timing of the Value Added Tax (VAT) between vendors and customers. The VAT tax can also be offset against a Country’s income taxes where the VAT was registered.

Taxes Recoverable and Payable

The Company records taxes recoverable, when there has been an overpayment of taxes due to timing of the Value Added Tax (VAT) between vendors and customers. The VAT tax can also be offset against a Country’s income taxes where the VAT was registered.

Development Cost

Development Cost

Development costs are incurred when the Company abandons the development or acquisition of renewable energy projects. The Company depends heavily on government policies that support our business and enhance the economic feasibility of developing and operating solar energy projects in regions in which we operate or plan to develop and operate renewable energy facilities. The Company can decide to abandon a project if it becomes uneconomic due to various factors, for example, a change in market conditions leading to higher costs of construction, lower energy rates, or other factors that change the expected returns on the project. In addition, political factors or otherwise where governments from time to time may review their laws and policies that support renewable energy and consider actions that would make the laws and policies less conducive to the development and operation of renewable energy facilities. Any reductions or modifications to, or the elimination of, governmental incentives or policies that support renewable energy or the imposition of additional taxes or other assessments on renewable energy, could result in, among other items, the lack of a satisfactory market for the development and/or financing of new renewable energy projects, our abandoning the development of renewable energy projects, a loss of our investments in the projects and reduced project returns, any of which could have a material adverse effect on our business, financial condition, results of operations and prospects.

Development Cost

Development cost are incurred when the Company abandons the development or acquisition of renewable energy projects. The Company depends heavily on government policies that support our business and enhance the economic feasibility of developing and operating solar energy projects in regions in which we operate or plan to develop and operate renewable energy facilities. . The Company can decide to abandon a project if it becomes uneconomic due to various factors, for example, a change in market conditions leading to higher costs of construction, lower energy rates, or other factors that change the expected returns on the project. In addition, political factors or otherwise where governments from time to time may review their laws and policies that support renewable energy and consider actions that would make the laws and policies less conducive to the development and operation of renewable energy facilities. Any reductions or modifications to, or the elimination of, governmental incentives or policies that support renewable energy or the imposition of additional taxes or other assessments on renewable energy, could result in, among other items, the lack of a satisfactory market for the development and/or financing of new renewable energy projects, our abandoning the development of renewable energy projects, a loss of our investments in the projects and reduced project returns, any of which could have a material adverse effect on our business, financial condition, results of operations and prospects.

Risks and Uncertainties

Risks and Uncertainties

The Company’s operations are subject to significant risks and uncertainties including financial, operational, technological, and regulatory risks and the potential risk of business failure. See Note 2 regarding going concern matters.

Risks and Uncertainties

The Company’s operations are subject to significant risks and uncertainties including financial, operational, technological, and regulatory risks and the potential risk of business failure. See Note 2 regarding going concern matters.

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with Russia’s invasion of Ukraine. The war between the two countries continues to evolve as military activity proceeds and additional sanctions are imposed. In addition to the human toll and impact of the events on entities that have operations in Russia, Ukraine, or neighboring countries (e.g., Belarus, Poland, Romania) or that conduct business with their counterparties, the war is increasingly affecting economic and global financial markets and exacerbating ongoing economic challenges, including issues such as rising inflation and global supply-chain disruption. These events are highly uncertain and as such, the Company cannot determine their financial impact at this time.

On March 10, 2023 Silicon Valley Bank became the second largest bank failure to date. This was followed on March 12, 2023 by the failure of Signature Bank, the third largest bank failure in U.S history. These bank failures were the first two in a banking crises that included Credit Suisse and Deutsche, a bank that has extended a warehouse loan to the Company. The Company maintains cash balances in financial institutions which may exceed federally insured limits and is monitoring these events for both current and future liquidity.

Business Combinations and Acquisition of Assets

The Company applies the definition of a business in ASC 805, Business Combinations, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to; (i) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of favorable and unfavorable rate Power Purchase Agreements (PPAs) and Renewable Energy Credit (REC) agreements, (iii) asset retirement obligations, (iv) non-controlling interest, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired, and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.

When an acquired group of assets does not constitute as a business, the transaction is accounted for as an asset acquisition. The cost of assets acquired, and liabilities assumed in asset acquisitions is allocated based upon relative fair value. The fair value measurements of the solar facilities acquired, and asset retirement obligations assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs require significant judgments and estimates at the time of the valuation. Transaction costs incurred on an asset acquisition are capitalized as a component of the assets acquired.

The allocation of the purchase price directly affects the following items in the Company’s consolidated financial statements:

●	The amount of purchase price allocated to the various tangible and intangible assets, liabilities and non-controlling interests on the Company Balance Sheet,
●	The amounts allocated to all other tangible assets and intangibles are amortized to depreciation or amortization expense, with the exception of favorable and unfavorable rate land leases and unfavorable rate Operation and Maintenance (O&M) contracts which are amortized to cost of revenue; and

The period of time over which tangible and intangible assets and liabilities are depreciated or amortized varies, and thus, changes in the amounts allocated to these assets and liabilities will have a direct impact on the Company’s results of operations.

Business Combinations and Acquisition of Assets

The Company applies the definition of a business in ASC 805, Business Combinations, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to; (i) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of favorable and unfavorable rate Power Purchase Agreements (PPAs) and Renewable Energy Credit (REC) agreements, (iii) asset retirement obligations, (iv) non-controlling interest, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired, and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs including, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.

When an acquired group of assets does not constitute as a business, the transaction is accounted for as an asset acquisition. The cost of assets acquired, and liabilities assumed in asset acquisitions is allocated based upon relative fair value. The fair value measurements of the solar facilities acquired, and asset retirement obligations assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs require significant judgments and estimates at the time of the valuation. Transaction costs incurred on an asset acquisition are capitalized as a component of the assets acquired.

The allocation of the purchase price directly affects the following items in the Company’s consolidated financial statements:

●	The amount of purchase price allocated to the various tangible and intangible assets, liabilities and non-controlling interests on the Company Balance Sheet,
●	The amounts allocated to all other tangible assets and intangibles are amortized to depreciation or amortization expense, with the exception of favorable and unfavorable rate land leases and unfavorable rate Operation and Maintenance (O&M) contracts which are amortized to cost of revenue; and

The period of time over which tangible and intangible assets and liabilities are depreciated or amortized varies, and thus, changes in the amounts allocated to these assets and liabilities will have a direct impact on the Company’s results of operations.

Foreign Currency Transactions and Other Comprehensive Loss

Foreign Currency Transactions and Other Comprehensive Loss

Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company operates, which is referred to as the functional currency. The functional currency of the Company’s foreign subsidiaries is typically the applicable local currency which is Romanian Lei (RON), Polish Zloty (PLN) or European Union Euros (EUR). Transactions denominated in foreign currencies are remeasured to the functional currency using the exchange rate prevailing at the balance sheet date for balance sheet accounts and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. Foreign currency gains or losses resulting from such remeasurement are included in the Consolidated Statement of Operations in the period in which they arise.

Transaction gains and losses are recognized in the Company’s Results of Operations based on the difference between the foreign exchange rates on the transaction date and on the reporting date. The Company had an immaterial net foreign exchange loss for the period ended September 30, 2023 and 2022.

The translation from functional foreign currency to United States Dollars (U.S. Dollar) is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. The effects of translating financial statements from functional currency to reporting currency are recorded in other comprehensive income. For the periods ended September 30, 2023 and 2022 the increase/(decrease) in comprehensive loss related to foreign currency translation gains was $0.6 million and ($3.8) million, respectively.

Foreign Currency Transactions and Other Comprehensive Loss

Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company operations, which is referred to as the functional currency. The functional currency of the Company’s foreign subsidiaries is typically the applicable local currency which is Romanian Lei (RON), Polish Zloty (PLN) or European Union Euros (EUR). Transactions denominated in foreign currencies are remeasured to the functional currency using the exchange rate prevailing at the balance sheet date for balance sheet accounts and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. Foreign currency gains or losses resulting from such remeasurement are included in the Consolidated Statement of Operations in the period in which they arise.

Transaction gains and losses are recognized in the Company’s Results of Operations based on the difference between the foreign exchange rates on the transaction date and on the reporting date. The Company had an immaterial net foreign exchange loss for the years ended December 31, 2022 and 2021.

The translation from functional foreign currency to United States Dollars (U.S. Dollar) is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. The effects of translating financial statements from functional currency to reporting currency are recorded in other comprehensive income. For the years ended December 31, 2022 and 2021 the increase/(decrease) in comprehensive loss related to foreign currency translation gains was ($145) thousand and $682 thousand, respectively.

Clean Earth Acquisitions Corp [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation	Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair statement of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 as filed with the SEC on March 30, 2023, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2022 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. The interim results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future interim periods.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company	Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents	Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of September 30, 2023 or December 31, 2022.

Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of December 31, 2022 and 2021, respectively.

Marketable Securities Held in Trust Account	Marketable Securities Held in Trust Account

The Company accounts for marketable securities held in the Trust Account in accordance with Accounting Standards Codification (“ASC”) 320, “Investments – Debt Securities” (“ASC 320”). Trading securities are measured at fair value with holding gains and losses included in earnings. The estimated fair values of the marketable securities held in the Trust Account are determined using available market information.

The Company has invested in U.S. Treasury Bills and money market funds invested in U.S. government securities for the nine months ended September 30, 2023 and 2022. Income generated from the U.S. Treasury Bills was recorded to realized gains on marketable securities held in Trust Account on the condensed statements of operations and presented as an adjustment to reconcile net income to net cash used in operating activities on the condensed statements of cash flows. Income generated from money market funds invested in U.S. government securities was recorded to dividend income on marketable securities held in Trust Account and presented within cash flows from investing activities on the condensed statements of cash flows. Sales of money market funds, redemptions of U.S. Treasury Bills, and purchases of U.S. Treasury Bills and money market securities held in Trust Account are presented within cash flows from investing activities on the condensed statements of cash flows.

Offering Costs Associated with the Initial Public Offering	Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1, “Other Assets and Deferred Costs” and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering”. Offering costs consist principally of incentives to Anchor Investor (as defined in Note 4) and professional and registration fees that are related to the Initial Public Offering. The Company incurred offering costs from the Initial Public Offering of $18,678,975, consisting of $4,600,000 of underwriting discounts, $8,050,000 of deferred underwriting fee (of which $7,245,000 has subsequently been waived by the underwriters), $1,292,649 of actual offering costs, and $4,736,326 excess fair value of Founder Shares as a result of the Anchor Investor transaction. The Company recorded the $18,678,975 of offering costs as a reduction of the carrying value of Class A common stock in temporary equity and additional paid-in capital.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1, “Other Assets and Deferred Costs” and SEC Staff Accounting Bulletin (“SAB”) Topic 5A – “Expenses of Offering”. Offering costs consist principally of incentives to anchor investor (defined in Note 4) and professional and registration fees that are related to the Initial Public Offering. The Company incurred offering costs from the Initial Public Offering of $18,678,975, consisting of $4,600,000 of underwriting fee, $8,050,000 of deferred underwriting commission, $1,292,649 of actual offering costs, and $4,736,326 excess fair value of Founder Shares as a result of the Anchor Investor transaction (see Note 5). The Company recorded the $18,678,975 of offering costs as a reduction of the carrying value of Class A common stock in temporary equity and additional paid-in capital (see Note 3).

Fair Value of Financial Instruments	Fair Value of Financial Instruments

ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the amount that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants. Fair value measurements are classified on a three-tier hierarchy as follows:

Level 1 — defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

Level 3 — defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy described above. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC 820 approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the amount that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants. Fair value measurements are classified on a three-tier hierarchy as follows:

Level 1 — defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

Level 3 — defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy described above. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC 820 approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Warrants and Rights	Warrants and Rights

The Company accounts for the public and private warrants and rights as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). Pursuant to the Company’s evaluation, the Company concluded that the public and private warrants and rights do not meet the criteria to be accounted for as liability under ASC 480. The Company further evaluated the public and private warrants and rights under ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity” (“ASC 815-40”) and concluded that the public warrants, private warrants and rights are indexed to the Company’s own stock and meet the criteria to be classified in stockholders’ deficit.

Warrants and Rights

The Company accounts for the public and private warrants and rights as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). Pursuant to the Company’s evaluation, the Company concluded that the public and private warrants and rights do not meet the criteria to be accounted for as liability under ASC 480. The Company further evaluated the public and private warrants and rights under ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity” (“ASC 815-40”) and concluded that the public warrants, private warrants and rights are indexed to the Company’s own stock and meet the criteria to be classified in stockholders’ equity (deficit).

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity (deficit). The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2022, 23,000,000 shares of Class A common stock subject to possible redemption are presented, at redemption value equal to the amount held in the Trust Account, as temporary equity, outside of the stockholders’ equity (deficit) section of the Company’s balance sheet.

The Class A common stock subject to possible redemption are subject to the subsequent measurement guidance in ASC 480-10-S99. Under such guidance, the Company must subsequently measure the shares to their redemption amount because, as a result of the allocation of net proceeds to transaction costs, the initial carrying amount of the common stock is less than $10.00 per share. In accordance with the guidance, the Company has elected to measure the common stock subject to possible redemption to their redemption amount (i.e., $10.10 per share) immediately as if the end of the first reporting period after the IPO, February 28, 2022, was the redemption date. Such changes are reflected in additional paid-in capital, or in the absence of additional paid-in capital, in accumulated deficit.

The Class A common stock subject to possible redemption is reflected on the balance sheet at December 31, 2022 as follows:

Gross proceeds from initial public offering	$230,000,000
Less:
Fair value allocated to public warrants	(4,390,700)
Fair value allocated to rights	(15,741,200)
Offering costs allocated to Class A common stock subject to possible redemption	(17,038,513)
Plus:
Re-measurement on Class A common stock subject to possible redemption	42,756,441
Class A common shares subject to possible redemption, December 31, 2022	$235,586,028

The proceeds of the Initial Public Offering were allocated to the Class A common stock and the Public Warrants and Rights based on their relative fair values. The Company recognizes changes in redemption value of Class A common stock subject to possible redemption immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional capital, in accumulated deficit. On February 28, 2022, the Company recorded a remeasurement of $39,491,791, $32,151,909 of which was recorded in additional paid-in capital and $7,339,882 was recorded in accumulated deficit, to remeasure the value of Class A common stock to its redemption value. The Company has recorded an additional remeasurement of $3,264,650 through December 31, 2022 to remeasure the value of Class A common stock to its redemption value of the amount held in the Trust Account.

Promissory Note - Related Party	Promissory Note – Related Party

The Company accounts for its WC Promissory Note and Extension Note (see Note 4) in accordance with ASC 470, “Debt” and ASC 815. The Company accounts for the WC Promissory Note and Extension Note at amortized cost and does not bifurcate and separately account for the embedded conversion feature as it does not meet the definition of a derivative instrument.

Promissory Note – Related Party

The Company accounts for its WC Promissory Note (see Note 4) in accordance with ASC 470, “Debt” and ASC 815. The Company accounts for the WC Promissory Note at amortized cost and does not bifurcate and separately account for the embedded conversion feature as it does not meet the definition of a derivative instrument.

Stock-Based Compensation	Stock-Based Compensation

The Company accounts for its stock-based compensation arrangements in accordance with ASC 718, “Compensation-Stock Compensation”. The awards have a performance condition that requires the consummation of an initial business combination to fully vest. As the performance condition is not probable and will likely not become probable until the consummation of an initial business combination, the Company will defer recognition of the compensation costs until the consummation of an initial business combination.

Stock-Based Compensation

The Company accounts for its stock-based compensation arrangements in accordance with ASC 718, “Compensation-Stock Compensation”. The awards have a performance condition that requires the consummation of an initial business combination to fully vest. As the performance condition is not probable and will likely not become probable until the consummation of an initial business combination, the Company will defer recognition of the compensation costs until the consummation of an initial business combination.

Net Loss Per Share	Net Income (Loss) per Common Stock

The condensed statements of operations includes a presentation of net income (loss) per Class A redeemable common stock and net income (loss) per non-redeemable common stock following the two-class method of income per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable common stock and non-redeemable common stock, the Company first considered the total net income (loss) allocable to both sets of stock. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A common stock subject to possible redemption was treated as dividends paid to the public stockholders.

Net income (loss) per common stock is computed by dividing net income (loss) by class by the weighted average number of common stock outstanding during the period. The Company has not considered the effect of the 11,500,000 Public Warrants in the calculation of diluted net income (loss) per share, since the exercise of such warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The following tables reflect the calculation of basic and diluted net income (loss) per common stock for the three and nine months ended September 30, 2023 (in dollars, except share amounts):

Three Months Ended
September 30,
2023
Net income	$7,216
Remeasurement of temporary equity to redemption value	(1,097,181)
Net loss including remeasurement of temporary equity to redemption value	$(1,089,965)
	Three Months Ended
	September 30,
	2023
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(531,636)	$(558,329)
Deemed dividend for remeasurement of temporary equity to redemption value	1,097,181	—
Allocation of net income (loss)	$565,545	$(558,329)

Weighted average shares outstanding	8,147,563	8,556,667
Net income (loss) per share	$0.07	$(0.07)
Nine Months Ended
September 30,
2023
Net income	$3,239,010
Remeasurement of temporary equity to redemption value	(4,604,390)
Net loss including remeasurement of temporary equity to redemption value	$(1,365,380)
	Nine Months Ended
	September 30,
	2023
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(890,320)	$(475,060)
Deemed dividend for remeasurement of temporary equity to redemption value	4,604,390	—
Allocation of net income (loss)	$3,714,070	$(475,060)

Weighted average shares outstanding	16,036,220	8,556,667
Net income (loss) per share	$0.23	$(0.06)

The following tables reflect the calculation of basic and diluted net income (loss) per common stock for the three and nine months ended September 30, 2022 (in dollars, except share amounts):

Three Months Ended
September 30,
2022
Net loss	$(146,096)
Remeasurement of temporary equity to redemption value	(1,139,015)
Net loss including remeasurement of temporary equity to redemption value	$(1,285,111)

	Three Months Ended
	September 30,
	2022
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(936,650)	$(348,461)
Deemed dividend for remeasurement of temporary equity to redemption value	1,139,015	—
Allocation of net income (loss)	$202,365	$(348,461)

Weighted average shares outstanding	23,000,000	8,556,667
Net income (loss) per share	$0.01	$(0.04)
Nine Months Ended
September 30,
2022
Net loss from beginning of year through date of initial public offering	$(37,034)
Net loss from date of initial public offering through September 30, 2022	(821,782)
Total loss year to date	(858,816)
Remeasurement of temporary equity to redemption value	(41,007,220)
Net loss including remeasurement of temporary equity to redemption value	$(41,866,036)
	Nine Months Ended
	September 30,
	2022
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(30,486,966)	$(11,379,070)
Deemed dividend for remeasurement of temporary equity to redemption value	41,007,220	—
Allocation of net income (loss)	$10,520,254	$(11,379,070)

Weighted average shares outstanding	18,113,553	8,107,815
Net income (loss) per share	$0.58	$(1.40)

Net Income (Loss) per Common Stock

The statements of operations includes a presentation of income (loss) per Class A redeemable common stock and loss per Class A and Class B non-redeemable common stock following the two-class method of income per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable common stock and Class A and Class B non-redeemable common stock, the Company first considered the total net income (loss) allocable to both sets of stock. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A common stock subject to possible redemption was treated as dividends paid to the public stockholders.

Net income (loss) per common stock is computed by dividing net income (loss) by class by the weighted average number of common stock outstanding during the period. The Company has not considered the effect of the 11,500,000 Public Warrants in the calculation of diluted net income (loss) per share, since the exercise of such warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. Net income (loss) per common stock for the period from May 14, 2021 (inception) through December 31, 2021 was calculated by dividing the net income (loss) into the amount of Class B non-redeemable common stock outstanding as no Class A common stock was issued during this period.

The following tables reflect the calculation of basic and diluted net income (loss) per common stock for the twelve months ended December 31, 2022 (in dollars, except share amounts):

Twelve Months Ended
December 31,
2022
Net loss from beginning of year through date of initial public offering	$(37,034)
Net income from date of initial public offering through December 31, 2022	96,989
Total net income year to date	59,955
Remeasurement of temporary equity to redemption value	(42,756,441)
Net loss including remeasurement of temporary equity to redemption value	$(42,696,486)
	Twelve Months Ended
	December 31,
	2022
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(31,092,238)	$(11,604,248)
Deemed dividend for remeasurement of temporary equity to redemption value	42,756,441	—
Total net income (loss) by class	$11,664,203	$(11,604,248)
Weighted average shares outstanding	19,282,192	8,412,804
Net income (loss) per share	$0.60	$(1.38)

The following tables reflect the calculation of basic and diluted net loss per common stock for the period from May 14, 2021 (inception) through December 31, 2021 (in dollars, except share amounts):

For the Period From
May 14, 2021
(Inception) Through
December 31,
2021
Net loss	$(2,546)
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	7,666,667
Basic and diluted net loss per share, non-redeemable Class B common stock	$(0.00)

Income Taxes	Income taxes

The Company accounts for income taxes in accordance with the provisions of ASC 740, “Income Taxes” (“ASC 740”). Under the asset and liability method, as required by this accounting standard, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities in the financial statement and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to the period when assets are realized or liabilities are settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of September 30, 2023 or December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

Income taxes

The Company accounts for income taxes in accordance with the provisions of ASC 740, “Income Taxes” (“ASC 740”). Under the asset and liability method, as required by this accounting standard, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities in the financial statement and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to the period when assets are realized or liabilities are settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 or December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

Excise Tax

Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

The Company expects new stock issuances related to the business combination with Alternus will offset the fair market value of the Class A stockholder redemptions that occurred on May 25, 2023. While no assurances can be provided, as the business combination is anticipated to close before December 31, 2023, which is the same year in which the new stock issuances are expected to occur, the Company believes that it is probable that no excise tax will be due or payable. As such, the Company has not recognized an excise tax liability on its condensed balance sheets as of September 30, 2023.

Concentration of Credit Risk	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit. At September 30, 2023 and December 31, 2022, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limits. At December 31, 2022 and 2021, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recent Accounting Pronouncements Adopted	Recent Accounting Pronouncements

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on the results of operations, financial condition, or cash flows, based on the current information.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB’) issued Accounting Standard Update (“ASU”) No. 2020-06, Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The new guidance eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the effect the updated standard will have on its financial position, results of operations or financial statement disclosure.

The Company has considered all new accounting pronouncements and has concluded that there are no other new pronouncements that may have a material impact on the results of operations, financial condition, or cash flows, based on the current information.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

Following the closing of the Initial Public Offering on February 28, 2022, an amount of $232,300,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units were placed in the Trust Account and invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7(d) under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; or (iii) absent an initial Business Combination within the Combination Period, the return of the funds held in the Trust Account to the public stockholders as part of redemption of the Public Shares. The Company accounts for marketable securities held in the Trust Account in accordance with Accounting Standards Codification (“ASC”) 320, “Investments – Debt Securities” (“ASC 320”). Trading securities are measured at fair value with holding gains and losses included in earnings. The estimated fair values of the marketable securities held in the Trust Account are determined using available market information. The Company was invested in U.S. Treasury Bills and money market funds invested in U.S. government securities for the year ended December 31, 2022. Income generated from the U.S. Treasury Bills was recorded to realized gains on marketable securities held in Trust Account on the statements of operations and presented as an adjustment to reconcile net income to net cash used in operating activities on the statements of cash flows. Income generated from money market funds invested in U.S. government securities was recorded to dividend income on marketable securities held in Trust Account and presented within cash flows from investing activities on the statements of cash flows. Redemptions and purchases of U.S. Treasury Bills and money market securities held in Trust Account are presented within cash flows from investing activities on the statements of cash flows.

Related Parties

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.